Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Asset Allocation Intermediate Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Asset Allocation Long Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Asset Allocation Short Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Asset Allocation - Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Asset Allocation - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Asset Allocation - Moderate Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Asset Allocation - Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Balanced II
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica ClearTrack 2015
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica ClearTrack 2020
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica ClearTrack 2025
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica ClearTrack 2030
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica ClearTrack 2035
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica ClearTrack 2040
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica ClearTrack 2045
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica ClearTrack 2050
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica ClearTrack 2055
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica ClearTrack 2060
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica ClearTrack Retirement Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Capital Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Core Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Emerging Markets Debt
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Emerging Markets Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Energy Infrastructure
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica High Yield Muni
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Inflation Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Inflation-Protected Securities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Intermediate Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Intermediate Muni
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Large Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Mid Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Multi-Managed Balanced
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Short-Term Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Stock Index
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Sustainable Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Sustainable Equity Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Total Return
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
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Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
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Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
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Investors Should Retain this Supplement for Future Reference
August 25, 2022

Transamerica US Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectus(es) and Summary Prospectus(es) of each Fund Listed in Appendix A
* * *
Effective immediately, for each fund listed in Appendix A, the “Derivatives” risk in the “Principal Risks” section of the fund’s Prospectus(es) and Summary Prospectus(es) is deleted in its entirety and replaced with the following:
Derivatives - The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. New Rule 18f‑4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes new requirements and restrictions on funds using derivatives. Rule 18f‑4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies as it has historically and may increase costs related to the fund’s use of derivatives. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. The new rule may not be effective to limit the risk of loss from derivatives.
* * *
Investors Should Retain this Supplement for Future Reference
August 25, 2022